Summary of Non-Vested Performance Based Restricted Shares (Details) (Performance Based Restricted Shares, USD $)	12 Months Ended
Dec. 31, 2013
Performance Based Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares, beginning Balance	836,749
Granted	542,500
Vested	(344,429)
Canceled	(66,761)
Non-vested shares, ending Balance	968,059
Weighted average fair value at date of grant, Granted	$ 10.81
Weighted average fair value at date of grant, Vested	$ 9.39
Weighted average fair value at date of grant, Canceled	$ 10.23